Business combinations and other significant transactions - Business combinations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Identifiable assets acquired (liabilities assumed)		$ 617
Non-controlling interest in acquiree recognised at acquisition date		$ 574
Petrohawk Energy Corporation
Disclosure of detailed information about business combination [line items]
Cash consideration for acquisition	$ (3,480)